Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	M/I Homes, Inc.
Entity Information [Line Items]
Entity Registrant Name	M/I Homes, Inc.
Entity Central Index Key	0000799292
EBP 038
Entity Information [Line Items]
Entity Tax Identification Number	31-1210837